Commitments and Contingencies - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Cancellation of contracts that would lead to cancellation fee		no
Cancellation fee for cancellation of contract during the period			$ 87,598
Variable lease expense anticipated for the remaining term		$ 71,093
Total rent anticipated for the remaining term	$ 55,983
Minimum [Member]
Other Commitments [Line Items]
Cancellation fee for termination of contract		15.00%
Maximum [Member]
Other Commitments [Line Items]
Cancellation fee for termination of contract		100.00%